Income Taxes (Unrecognized Tax Benefits) (Details)	12 Months Ended
Dec. 31, 2018
Canada Federal and Provincial [Member]
Income Tax Examination [Line Items]
Year in which tax years currently under examination are expected to be completed	2019
Canada Federal and Provincial [Member] | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years subject to examination by tax authorities	2014
Tax years currently under examination	2014
Canada Federal and Provincial [Member] | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years subject to examination by tax authorities	2017
Tax years currently under examination	2015
U.S. Federal [Member] | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years subject to examination by tax authorities	2015
U.S. Federal [Member] | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years subject to examination by tax authorities	2017
U.S. State [Member]
Income Tax Examination [Line Items]
Tax years currently under examination	2015
U.S. State [Member] | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years subject to examination by tax authorities	2014
U.S. State [Member] | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years subject to examination by tax authorities	2017